Major Customers and Suppliers (Details) (Predecessor [Member], Total revenues [Member], Customer concentration risk [Member])	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Shell Trading (US) Company [Member]
Concentration Risk [Line Items]
Concentration risk (percent)	40.00%	3.00%	0.00%
Enterprise Crude Oil LLC [Member]
Concentration Risk [Line Items]
Concentration risk (percent)	14.00%	0.00%	0.00%
Diamondback E&P, LLC [Member]
Concentration Risk [Line Items]
Concentration risk (percent)	11.00%	2.00%	0.00%
Coronado Midstream, LLC [Member]
Concentration Risk [Line Items]
Concentration risk (percent)	8.00%	11.00%	9.00%
Plains Marketing, L.P. [Member]
Concentration Risk [Line Items]
Concentration risk (percent)	13.00%	76.00%	78.00%